UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-08649
                                                    -------------

                           EII Realty Securities Trust
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                          717 Fifth Avenue, 10th Floor
                               New York, NY 10022
               --------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Richard J. Adler
                          717 Fifth Avenue, 10th Floor
                               New York, NY 10022
               --------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-303-0478
                                                           -------------

                     Date of fiscal year end: June 30, 2004
                                             --------------

                     Date of reporting period: June 30, 2004
                                              --------------



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.



        (LOGO)                    E.I.I. REALTY
        [GRAPHIC OMITTED]        SECURITIES FUND


                              INSTITUTIONAL SHARES


                                  JUNE 30, 2004
                                  ANNUAL REPORT


                                  888-323-8912

                         E.I.I. REALTY SECURITIES TRUST

                          E.I.I. REALTY SECURITIES FUND

                                TABLE OF CONTENTS


Letter to Shareholders...................................................     1

Schedule of Investments..................................................     3

Statement of Assets and Liabilities......................................     5

Statement of Operations..................................................     6

Statements of Changes in Net Assets......................................     7

Financial Highlights.....................................................     8

Notes to the Financial Statements........................................     9

Report of Independent Registered Public Accounting Firm..................    13

Trustees and Officers Information........................................    15

                         E.I.I. REALTY SECURITIES TRUST
              E.I.I. REALTY SECURITIES FUND - INSTITUTIONAL SHARES
                                  JUNE 30, 2004

To Our Shareholders:

The E.I.I. Realty Securities Fund completed the fiscal year with net assets of over $96,300,000. For the fiscal year ended June 30, 2004, the fund produced a total return of 25.48%, net of fees, compared to the NAREIT Equity Index return of 27.06%.

The returns achieved by REITs have remained surprisingly strong, driven primarily by investors seeking yield in a yield-starved environment. In particular over $6 billion in leveraged closed-end mutual funds focusing on REITs were issued during the fiscal year. By the end of March, the price levels achieved were not justified by fundamentals, so when evidence of jobs growth in early April triggered higher interest rates in anticipation of tightening by the Federal Reserve, the REITs experienced a very sharp correction in April. The effect of this correction was to curtail the further issuance of closed-end funds, but nevertheless REITs recovered in May and June, making up a significant portion of the April losses, so the overall level of return has maintained REITs among the top investment sectors from a total return standpoint.

Somewhat surprisingly to many, historically REITs are not particularly interest rate sensitive. Over the long run they have virtually no correlation to short-term interest rates, and only about a 0.25 correlation with long-term (10-year) treasury bonds. The unusual sensitivity to interest rates in the current environment has been the result of the lack of alternative sources of yield, as the Federal Reserve lowered short-term interest rates to 1%, the lowest in 40 years, to stimulate the economy. This made the much higher dividends of REITs stand out, attracting substantial new investment. This yield-oriented demand is in many cases coming from retirees, which reflects the demographics of demand for securities investment. With the aging of populations both in the US and abroad, there should remain strong secular growth in demand for the type of annuity style inflation hedged total returns that REITs provide.

Another uncharacteristic result of these fund flows has been high volatility. Normally REITs are less than 2/3 as volatile as other common stocks, but for part of the Fund's fiscal year they were as much as twice as volatile. Again, this volatility can be attributed to the unusual funds flows. With the curtailing of further issuance of closed-end funds, volatility should trend back towards historic norms.

From an operational standpoint, real estate is a lagging cyclical industry. Growth in funds-from-operations (FFO) for REITs has lagged well behind the strong earnings growth reported in the general equities market during the fiscal year. FFO growth from REITs has been essentially flat during the fiscal year, with solid increases in retail property REITs and sharp recoveries in lodging from extremely depressed levels, offset by declines in apartments and deteriorating results in the office sector. With the ongoing recovery in the economy, FFO growth should begin to accelerate in the coming quarters, even as earnings growth slows for general equities due to tougher year-over-year comparisons. The relative improvement for REIT growth should help sustain positive returns for REITs in the coming quarters, even in an environment of rising interest rates, though the gains should be more modest than those achieved in the last fiscal year.

We thank you for the continuing support and confidence you have placed in us.


Sincerely,

/s/ Richard J. Adler

Richard J. Adler
Chairman

                         E.I.I. REALTY SECURITIES TRUST

              E.I.I. REALTY SECURITIES FUND -- INSTITUTIONAL SHARES


                                 JUNE 30, 2004

  COMPARISON OF CHANGES IN THE VALUE OF A $10,000 INVESTMENT IN E.I.I. REALTY SECURITIES FUND AND THE NAREIT EQUITY INDEX (1) AND THE WILSHIRE REAL ESTATE
   SECURITIES INDEX (1) FROM INCEPTION (JUNE 11, 1998) THROUGH JUNE 30, 2004

                               [GRAPHIC OMITTED]

          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                              Wilshire
                                                            Real Estate
                E.I.I. Realty             NAREIT Equity      Securities
               Securities Fund               Index             Index

 6/11/1998          $10,000                 $10,000           $10,000
 6/30/1998          $10,260                 $10,253           $10,253
 7/31/1998           $9,650                  $9,587            $9,539
 8/31/1998           $8,940                  $8,683            $8,548
 9/30/1998           $9,390                  $9,174            $9,027
10/31/1998           $9,213                  $9,004            $8,903
11/30/1998           $9,415                  $9,137            $9,071
12/31/1998           $9,306                  $8,907            $8,941
 1/31/1999           $9,112                  $8,720            $8,747
 2/28/1999           $9,000                  $8,515            $8,678
 3/31/1999           $8,908                  $8,477            $8,631
 4/30/1999           $9,801                  $9,281            $9,551
 5/31/1999          $10,039                  $9,485            $9,712
 6/30/1999           $9,728                  $9,332            $9,547
 7/31/1999           $9,382                  $9,035            $9,182
 8/31/1999           $9,309                  $8,920            $9,044
 9/30/1999           $8,910                  $8,581            $8,636
10/31/1999           $8,613                  $8,370            $8,475
11/30/1999           $8,571                  $8,234            $8,342
12/31/1999           $8,955                  $8,495            $8,656
 1/31/2000           $8,987                  $8,523            $8,691
 2/29/2000           $8,847                  $8,421            $8,525
 3/31/2000           $9,256                  $8,698            $8,899
 4/30/2000           $9,856                  $9,283            $9,533
 5/31/2000           $9,933                  $9,374            $9,648
 6/30/2000          $10,336                  $9,615            $9,973
 7/31/2000          $11,163                 $10,455           $10,868
 8/31/2000          $10,690                 $10,031           $10,477
 9/30/2000          $11,141                 $10,350           $10,818
10/31/2000          $10,631                  $9,902           $10,348
11/30/2000          $10,876                 $10,029           $10,581
12/31/2000          $11,591                 $10,735           $11,316
 1/31/2001          $11,501                 $10,847           $11,429
 2/28/2001          $11,264                 $10,674           $11,192
 3/31/2001          $11,321                 $10,777           $11,201
 4/30/2001          $11,582                 $11,034           $11,467
 5/31/2001          $11,798                 $11,301           $11,788
 6/30/2001          $12,490                 $11,964           $12,421
 7/31/2001          $12,181                 $11,726           $12,173
 8/31/2001          $12,616                 $12,155           $12,598
 9/30/2001          $12,009                 $11,650           $11,851
10/31/2001          $11,627                 $11,317           $11,407
11/30/2001          $12,288                 $11,940           $12,147
12/31/2001          $12,578                 $12,231           $12,499
 1/31/2002          $12,625                 $12,254           $12,553
 2/28/2002          $12,812                 $12,491           $12,840
 3/31/2002          $13,573                 $13,240           $13,630
 4/30/2002          $13,561                 $13,353           $13,712
 5/31/2002          $13,703                 $13,534           $13,850
 6/30/2002          $13,975                 $13,904           $14,134
 7/31/2002          $13,248                 $13,176           $13,259
 8/31/2002          $13,176                 $13,151           $13,264
 9/30/2002          $12,698                 $12,646           $12,678
10/31/2002          $11,925                 $12,037           $12,048
11/30/2002          $12,458                 $12,604           $12,644
12/31/2002          $12,510                 $12,698           $12,829
 1/31/2003          $12,073                 $12,328           $12,454
 2/28/2003          $12,192                 $12,532           $12,637
 3/31/2003          $12,311                 $12,782           $12,958
 4/30/2003          $12,773                 $13,345           $13,504
 5/31/2003          $13,523                 $14,151           $14,279
 6/30/2003          $13,805                 $14,459           $14,558
 7/31/2003          $14,545                 $15,233           $15,402
 8/31/2003          $14,639                 $15,315           $15,567
 9/30/2003          $15,125                 $15,836           $16,091
10/31/2003          $15,229                 $16,122           $16,336
11/30/2003          $15,963                 $16,825           $17,043
12/31/2003          $16,493                 $17,414           $17,585
 1/31/2004          $17,082                 $18,167           $18,241
 2/28/2004          $17,410                 $18,485           $18,615
 3/31/2004          $18,519                 $19,507           $19,715
 4/30/2004          $15,781                 $16,663           $16,979
 5/31/2004          $16,868                 $17,851           $18,266
 6/30/2004          $17,322                 $18,374           $18,808

Past performance is not predictive of future results.

---------------------------------------------------------------------------------------------------------------------------
                                       RETURNS FOR THE PERIODS ENDED JUNE 30, 2004
                                              CUMULATIVE TOTAL RETURN                      AVERAGE ANNUAL TOTAL RETURN
                                            -------------------------------------------------------------------------------
                                            FISCAL YEAR     CALENDAR        SINCE        THREE      FIVE        SINCE
                                                6/30      YEAR-TO-DATE    INCEPTION*     YEARS      YEARS     INCEPTION*
                                            -------------------------------------------------------------------------------
E.I.I. REALTY SECURITIES FUND                 25.48%         5.03%          73.22%       11.52%     12.23%       9.49%

NAREIT Equity Index (1)                       27.06%         5.51%          83.72%       15.37%     14.51%       10.56%

Wilshire Real Estate Securities Index (1)     29.20%         6.95%          88.06%       14.83%     14.52%       10.99%

* Inception date was June 11, 1998.
(1) For the period from June 11, 1998  through  June 30, 1998,  the Morgan  Stanley  REIT Index was used to  calculate  the returns.

Returns are historical and include changes in share price and reinvestment of dividends and capital gains. Past performance does not guarantee future results. Investment performance fluctuates. Fund shares, when redeemed, may be worth more or less than original cost. The Fund's  performance takes into account all applicable fees and expenses.  The benchmarks are widely accepted unmanaged indices of overall market performance and do not take into account charges, fees and other expenses.

---------------------------------------------------------------------------------------------------------------------------

                         E.I.I. REALTY SECURITIES TRUST

                          E.I.I. REALTY SECURITIES FUND

                             SCHEDULE OF INVESTMENTS

                                 JUNE 30, 2004


COMMON STOCK--97.25%                                    SHARES          VALUE
                                                     -----------    ------------
   AMB Property Corp.                                    41,000      $1,419,830
   Archstone - Smith Trust                              178,633       5,239,306
   Avalonbay Communities, Inc.                           30,871       1,744,829
   Boston Properties, Inc.                               65,347       3,272,578
   Brandywine Realty Trust                               62,739       1,705,873
   Brookfield Properties Corp.                           97,783       2,811,261
   Catellus Development Corp.                            86,050       2,121,133
   CBL & Associates Properties, Inc.                     14,000         770,000
   CenterPoint Properties Trust                          29,343       2,252,075
   Chelsea Property Group, Inc.                          55,320       3,607,970
   Developers Diversified Realty Corp.                  101,677       3,596,316
   Duke Realty Corp.                                     97,095       3,088,592
   Equity Residential                                    65,400       1,944,342
   Essex Property Trust, Inc.                            37,695       2,576,453
   General Growth Properties, Inc.                       57,921       1,712,724
   Health Care Property Investors, Inc.                 103,332       2,484,101
   Hilton Hotels Corp.                                   70,796       1,321,053
   Host Marriott Corp.*                                 292,845       3,619,564
   Kimco Realty Corp.                                   101,532       4,619,706
   Liberty Property Trust                                54,936       2,208,977
   The Macerich Co.                                      62,032       2,969,472
   Mack-Cali Realty Corp.                                52,729       2,181,926
   Manufactured Home Communities, Inc.                   52,700       1,749,113
   ProLogis                                             112,022       3,687,764
   Public Storage, Inc.                                  82,215       3,782,712
   Regency Centers Corp.                                 72,133       3,094,506
   The Rouse Co.                                         99,128       4,708,580
   Shurgard Storage Centers, Inc.                        35,757       1,337,312
   Simon Property Group, Inc.                           104,216       5,358,787
   SL Green Realty Corp.                                 23,700       1,109,160
   Starwood Hotels & Resorts Worldwide, Inc.             27,600       1,237,860
   United Dominion Realty Trust, Inc.                   129,166       2,554,904
   Ventas, Inc.                                         108,400       2,531,140
   Vornado Realty Trust                                  91,739       5,239,214
                                                                    ------------

   TOTAL COMMON STOCK (Cost $69,672,998)                             93,659,133
                                                                    ------------

                 See Accompanying Notes to Financial Statements

                         E.I.I. REALTY SECURITIES TRUST

                          E.I.I. REALTY SECURITIES FUND

                       SCHEDULE OF INVESTMENTS (CONTINUED)

                                  JUNE 30, 2004


TEMPORARY INVESTMENT - 2.63%                           PAR (000)       VALUE
                                                       ---------   -------------
   Provident Institutional Funds, Treasury Trust
       Portfolio                                        $ 2,534     $ 2,534,186
                                                                   -------------

 TOTAL TEMPORARY INVESTMENT (Cost $2,534,186)                         2,534,186
                                                                   -------------

TOTAL INVESTMENTS - 99.88% (Cost $72,207,184)                        96,193,319

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.12%                           112,082
                                                                   -------------

TOTAL NET ASSETS - 100%                                             $96,305,401
                                                                   =============


* Denotes non-income producing security for year ended June 30, 2004.

                 See Accompanying Notes to Financial Statements

                         E.I.I. REALTY SECURITIES TRUST

                          E.I.I. REALTY SECURITIES FUND

                       STATEMENT OF ASSETS AND LIABILITIES

                                  JUNE 30, 2004


ASSETS
    Investments at value (Cost $72,207,184)....................     $96,193,319
    Dividends receivable.......................................         298,253
    Receivable for investment securities sold..................         141,776
    Interest receivable........................................           1,138
    Prepaid expenses and other assets..........................           8,888
                                                                   -------------
      TOTAL ASSETS.............................................      96,643,374
                                                                   -------------

LIABILITIES
    Payable for fund shares redeemed...........................         218,148
    Investment advisory fees payable...........................          71,140
    Other accrued expenses.....................................          48,685
                                                                   -------------
      TOTAL LIABILITIES........................................         337,973
                                                                   -------------

NET ASSETS (Applicable to 7,647,384
     Institutional Class Shares outstanding, $.01
     Par value, unlimited shares authorized)...................     $96,305,401
                                                                   =============

NET ASSET VALUE, OFFERING PRICE AND
REDEMPTION PRICE PER INSTITUTIONAL
CLASS SHARE....................................................          $12.59
                                                                   =============


                 See Accompanying Notes to Financial Statements

                         E.I.I. REALTY SECURITIES TRUST

                          E.I.I. REALTY SECURITIES FUND

                             STATEMENT OF OPERATIONS

                                                                                           Year Ended
                                                                                         June 30, 2004
                                                                                        ---------------
INVESTMENT INCOME
         Dividends (less foreign taxes withheld $8,463)                                  $   5,394,106
         Interest...............................................................                12,236
                                                                                        ---------------
                  Total Investment Income.......................................             5,406,342
                                                                                        ---------------
EXPENSES
         Management fee.........................................................               851,101
         Administrative fee.....................................................               170,220
         Trustees' fees and expenses............................................                63,500
         Transfer Agency fees...................................................                52,250
         Legal fees.............................................................                32,466
         Custodian fee..........................................................                29,470
         Audit fees.............................................................                24,947
         Filing fees............................................................                17,330
         Insurance expense......................................................                11,741
         Shareholders' reports..................................................                 9,106
         Miscellaneous expenses.................................................                17,130
                                                                                        ---------------
                  TOTAL EXPENSES................................................             1,279,261
         Less: Expenses Waived .................................................              (144,536)
                                                                                        ---------------
                  NET EXPENSES..................................................             1,134,725
                                                                                        ---------------
         NET INVESTMENT INCOME..................................................             4,271,617
                                                                                        ---------------
NET REALIZED AND UNREALIZED GAIN
  ON INVESTMENT SECURITIES
         Net Realized Gain on Investment Transactions...........................             17,916,508
         Change in Unrealized Appreciation on Investment Securities.............              2,762,564
                                                                                        ----------------
                                                                                             20,679,072
                                                                                        ----------------
NET INCREASE IN NET ASSETS
     RESULTING FROM OPERATIONS..................................................         $   24,950,689
                                                                                        ================

                 See Accompanying Notes to Financial Statements

                         E.I.I. REALTY SECURITIES TRUST

                          E.I.I. REALTY SECURITIES FUND

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                Year Ended             Year Ended
                                                                              June 30, 2004          June 30, 2003
                                                                              -------------          -------------
INCREASE (DECREASE) IN NET ASSETS
    Operations:
         Net Investment Income .........................................      $   4,271,617          $   6,931,288
         Net Realized Gain (Loss) on Investment
            Transactions ...............................................         17,916,508             (6,583,427)
         Change in Unrealized Appreciation (Depreciation)
            on Investment Securities ...................................          2,762,564             (9,397,947)
                                                                              -------------          -------------
                 Net Increase (Decrease) in Assets
                    Resulting From Operations ..........................         24,950,689             (9,050,086)
                                                                              -------------          -------------
    Distributions From:
         Net Investment Income .........................................         (2,560,960)            (5,094,616)
         Net Capital Gain ..............................................           (485,239)           (11,065,449)
                                                                              -------------          -------------
                 Total Distributions ...................................         (3,046,199)           (16,160,065)
                                                                              -------------          -------------
    Capital Share Transactions - Institutional Class: (1)
         Shares Issued .................................................         14,404,825             12,952,268
         Shares Issued in Reinvestment of Distributions ................          2,620,214             14,793,394
         Shares Redeemed ...............................................        (56,274,250)           (77,952,624)
                                                                              -------------          -------------
                 Net Decrease from Capital
                 Share Transactions ....................................        (39,249,211)           (50,206,962)
                                                                              -------------          -------------
    Total Decrease in Net Assets .......................................        (17,344,721)           (75,417,113)
                                                                              -------------          -------------
NET ASSETS
    Beginning of Year ..................................................        113,650,122            189,067,235
                                                                              -------------          -------------
    End of Year  (2) ...................................................      $  96,305,401          $ 113,650,122
                                                                              =============          =============
(1) SHARES ISSUED AND REDEEMED - INSTITUTIONAL CLASS:
    Shares Issued ......................................................          1,243,535              1,291,473
    Shares Reinvested ..................................................            225,325              1,525,723
    Shares Redeemed ....................................................         (4,852,236)            (7,790,799)
                                                                              -------------          -------------
                                                                                 (3,383,376)            (4,973,603)
                                                                              =============          =============

(2) Including undistributed net investment income ......................      $   1,227,928          $   2,271,111

                 See Accompanying Notes to Financial Statements

                         E.I.I. REALTY SECURITIES TRUST

                          E.I.I. REALTY SECURITIES FUND

                              FINANCIAL HIGHLIGHTS


       FOR AN INSTITUTIONAL CLASS SHARE OUTSTANDING THROUGHOUT EACH YEAR.

                                                          Year Ended      Year Ended      Year Ended      Year Ended     Year Ended
                                                           June 30,        June 30,        June 30,        June 30,       June 30,
                                                             2004            2003             2002           2001           2000
                                                          ----------      ----------      -----------     -----------    -----------
Net Asset Value, Beginning of Year ....................     $10.30          $11.81           $11.01          $9.48          $9.38
                                                          -----------    -----------      -----------     -----------    -----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
     Net Investment Income ............................       0.56            0.38             0.45           0.50           0.47
     Net Gain (Loss) on Securities
       (Realized and Unrealized) ......................       2.04           (0.64)            0.81           1.42           0.06
                                                          -----------    -----------      -----------     -----------    -----------
          Total from Investment Operations ............       2.60           (0.26)            1.26           1.92           0.53
                                                          -----------    -----------      -----------     -----------    -----------
LESS DISTRIBUTIONS
     Net Investment Income ............................      (0.26)          (0.35)           (0.46)         (0.39)         (0.43)
     Net Capital Gains ................................      (0.05)          (0.90)              --             --             --
                                                          -----------    -----------      -----------     -----------    -----------
          Total Distributions .........................      (0.31)          (1.25)           (0.46)         (0.39)         (0.43)
                                                          -----------    -----------      -----------     -----------    -----------

Net Asset Value, End of Year ..........................     $12.59          $10.30           $11.81         $11.01          $9.48
                                                          ===========    ===========      ===========     ===========    ===========

Total Return ..........................................      25.48%          (1.19%)          11.89%         20.84%          6.25%

Net Assets, End of Year (thousands) ...................    $96,305        $113,650         $189,067       $184,844       $130,068

Ratio of Expenses to Average Net Assets ...............       1.00%           1.00%            1.00%          1.00%          1.00%

Ratio of Expenses to Average Net Assets
(Excluding Waivers and Reimbursement
   of Expenses) .......................................       1.13%           1.12%            1.06%          1.08%          1.29%

Ratio of Net Investment Income to
   Average Net Assets .................................       3.76%           5.15%            5.16%          5.19%          6.34%

Ratio of Net Investment Income to Average
   Net Assets (Excluding Waivers and
     Reimbursement of Expenses) .......................       3.63%           5.03%            5.10%          5.11%          6.05%

Portfolio Turnover Rate ...............................         86%             57%              72%            20%            25%

                 See Accompanying Notes to Financial Statements

                         E.I.I. REALTY SECURITIES TRUST

                          E.I.I. REALTY SECURITIES FUND

                       NOTES TO THE FINANCIAL STATEMENTS


A. ORGANIZATION:

E.I.I. Realty Securities Trust was incorporated in the State of Delaware on December 22, 1997 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. E.I.I. Realty Securities Trust may offer one or more portfolios of its shares; at June 30, 2004 only shares of E.I.I. Realty Securities Fund (the "Fund") are being offered. The Fund may offer three classes of shares; Institutional, Adviser and Investor. As of June 30, 2004, the Adviser and Investor Classes had not commenced operations. Shares of all classes represent equal pro-rata interests in the Fund, except that each class will bear different expenses that will reflect the difference in the range of services to be provided to them.

B. SIGNIFICANT ACCOUNTING POLICIES:

The  following  significant  accounting  policies  are in  conformity  with U.S.
generally  accepted  accounting  principles.   Such  policies  are  consistently
followed by the Fund in preparation of its financial statements.

The preparation of financial statements in accordance with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Estimates include the classification of distributions received by the Fund from the issuers of the Fund's portfolio securities. These distributions may be classified as either dividend income, capital gains or as non-taxable distributions. The final classifications of these distributions can not be determined until reported to the Fund by the issuers of the Fund's portfolio securities, which normally occurs in January after the end of the calendar year. Reclassification of distributions made to the Fund will not affect the net assets of the Fund. The reclassification of distributions received by the Fund may require the Fund to reclassify a portion of its distributions to Fund shareholders.

SECURITY VALUATION: Securities traded on a nationally recognized securities exchange will be valued at the last sale price, or if no sale, at the mean between the latest bid and asked price. Securities traded in any other U.S. or foreign market shall be valued in a manner as similar as possible to the above, or if not so traded, on the basis of the latest available price. If market quotations are not readily available, or the price is not considered representative of market value, securities are valued at their fair value as determined in good faith by the Company's pricing committee under procedures adopted by the Company's Board of Directors.

DIVIDENDS AND DISTRIBUTIONS: Dividends from net investment income, if any, are declared and paid quarterly. Net realized gains on portfolio securities, if any, are distributed at least annually by the Fund. However, to the extent net realized gains can be offset by capital loss carryovers, such gains will not be distributed. Distributions are recorded by the Fund on the ex-dividend date.

The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or net realized gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of capital.

                         E.I.I. REALTY SECURITIES TRUST

                          E.I.I. REALTY SECURITIES FUND

                 NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)


As of June 30, 2004, the Fund increased paid-in-capital by $981,560, decreased accumulated net investment income by $2,268,601 and increased net realized gain on investments by $1,287,041. Net assets were not affected by these changes. These reclasses were primarily the result of the tax characteristics of real estate investment trust distributions as well as the effects of in-kind redemptions made by the Fund.

FEDERAL INCOME TAXES: The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

IN-KIND REDEMPTION: On August 29, 2003 and November 19, 2003, the Fund transferred securities and cash in the amounts of $7,725,556 and $1,668,689, respectively, due to in-kind redemptions. For purposes of generally accepted accounting principles, these transactions were treated as a sale of securities and the resulting gains and losses were recognized based on the market value of the securities on the date of the transfer. For tax purposes, no gains or losses were recognized. The result was a permanent difference of $981,560. Gains and losses resulting from such in-kind redemptions are included in the realized gains/(losses) on investment transactions on the Statement of Operations.

INDEMNIFICATIONS: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. The Fund does not anticipate recognizing any loss related to these arrangements.

OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

C. INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES:

The Fund has entered into an Investment Advisory Agreement with E.I.I. Realty Securities, Inc. (the "Adviser" or "E.I.I.") for day-to-day portfolio management services to be provided by the Adviser. The Investment Advisory Agreement provides for the Adviser to receive a fee calculated daily and payable monthly at an annual rate of 0.75% of the Fund's average daily net assets. Such fee amounted to $851,101 for the year ended June 30, 2004.

E.I.I. will also provide administrative services to the Fund. Under the Administrative Services Agreement, E.I.I. will receive a fee payable monthly at an annual rate of 0.15% of the Fund's average daily net assets. Such fee amounted to $170,220 for year ended June 30, 2004. E.I.I. has entered into a sub-administration contract with PFPC Inc. under which E.I.I. pays PFPC Inc. to provide certain administrative services to E.I.I. PFPC received $124,828 for their services.

E.I.I. has agreed to waive a portion of its Investment Advisory Fee and/or assume the expenses of the Fund to the extent necessary to keep the annual expenses of the Fund to not more than 1.00% of the average daily net assets of the Institutional Share Class of the Fund. For the year ended June 30, 2004, E.I.I. waived $144,536 of its Advisory fee. To the extent that the Adviser waives Investment Advisory Fees and/or absorbs expenses of the Fund, it may seek payment of a portion or all of such waived fees and/or assumed expenses at any time within three fiscal years after the fiscal year in which the Investment Advisory fees were waived and/or expenses were assumed, subject to the 1.00% expense limitation stated above. The total amount of fees waived and/or assumed by the Advisor during the last three years ended June 30, 2004 and is therefore currently eligible for recoupment provided that the total recoupment does not exceed the 1.00% expense limitation is $428,627.

                         E.I.I. REALTY SECURITIES TRUST

                          E.I.I. REALTY SECURITIES FUND

                 NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)


D. INVESTMENT TRANSACTIONS:

For the year ended June 30, 2004, the Fund made the following purchases and sales of investment securities other than U.S. Government Securities and Short-Term Securities:

       Purchases ..........................................         $ 94,920,992
       Sales...............................................          134,062,939

E. COMPONENTS OF NET ASSETS:

At June 30, 2004, net assets consisted of:

       Paid-In Capital.....................................          $57,909,719
       Undistributed Net Investment Income.................            1,713,167
       Accumulated Net Realized Gain on
         Investment Transactions...........................           12,696,380
       Net Unrealized Appreciation on
         Investment Securities.............................           23,986,135
                                                                     -----------
                                                                     $96,305,401

F. DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the fiscal year ended June 30, 2003 and June 30, 2004 were as follows:

Distributions paid from:                                2004                2003
                                                 -----------        ------------

       Ordinary income                            $2,560,960          $6,448,794

       Net long term capital gains                   485,239           9,711,271
                                                 -----------        ------------

Total taxable distributions                       $3,046,199         $16,160,065
                                                 ===========        ============

G. COMPONENTS OF ACCUMULATED EARNINGS:

As of June 30, 2004 the components of accumulated earnings on a tax basis were as follows:

Undistributed long term capital gain             13,805,142

Unrealized appreciation                          24,590,540*
                                                -----------

Total accumulated earnings                      $38,395,682
                                                ===========

* The differences between book-basis and tax-basis unrealized appreciation is attributable primarily to: the tax deferral of losses on wash sales return of capital adjustment from real estate investment trusts

                         E.I.I. REALTY SECURITIES TRUST

                          E.I.I. REALTY SECURITIES FUND

                 NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)


H. TAX COST OF SECURITIES:

The cost of securities on a Federal tax basis at June 30, 2004 was $71,602,779.

As of June 30, 2004 gross unrealized appreciation and depreciation was $24,964,881 and $374,341, respectively.

                         E.I.I. REALTY SECURITIES TRUST

                          E.I.I. REALTY SECURITIES FUND


             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


Shareholder and Board of Trustees
E.I.I. Realty Securities Fund

We have audited the accompanying statement of assets and liabilities of E.I.I. Realty Securities Fund (the "Fund"), a series of the E.I.I. Realty Securities Trust, including the portfolio of investments, as of June 30, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2004, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of E.I.I. Realty Securities Fund at June 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.


                                                     /s/ Ernst & Young LLP
New York, New York
August 9, 2004

E.I.I. REALTY SECURITY FUND PROXY VOTING GUIDELINES

E.I.I. Realty Securities, Inc., the Fund's Adviser, is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Adviser in fulfilling this responsibility is available without charge, upon request, by calling 1-888-323-8912. It is also available on the SEC's web site at www.sec.gov.

In addition, the Fund's complete proxy voting record for the 12 months ended June 30, 2004 is available without charge, upon request, by calling toll free 1-888-323-8912. It is also available on the SEC's website at www.sec.gov

E.I.I. REALTY SECURITIES FUND

FUND MANAGEMENT
Information pertaining to the Trustees and Officers of the Company is set forth below.  (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
NAME, (AGE), ADDRESS AND         TERM OF            PRINCIPAL OCCUPATION(S)         NUMBER OF
POSITION(S) WITH COMPANY       OFFICE 1 AND           DURING PAST 5 YEARS         PORTFOLIOS IN           OTHER DIRECTORSHIPS
                                LENGTH OF                                          FUND COMPLEX             HELD BY TRUSTEE
                               TIME SERVED                                         OVERSEEN BY
                                                                                     TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
DISINTERESTED TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
Carl W. Schafer, 68           Since November  President, The Atlantic                             Roadway Corporation
Trustee                       1999            Foundation, (1990 to present)             1         Frontier Oil Corporation
66 Witherspoon Street,                                                                            Labor Ready Inc.
#1100                                                                                             UBS Mutual Funds
Princeton, NJ 08542                                                                               Guardian Life Mutual Funds
                                                                                                  Harding Loevner Mutual Funds
------------------------------------------------------------------------------------------------------------------------------------
Richard W. Hutson, 65         Since June      Retired from Hewitt Associates                      Trustee, Hillview Investment
615 Innsbruck Ct.             1998            Inc., September 1996.  Was a              1         Management Trust II
Libertyville, Il. 60048                       senior principal in the firm.                       Director, Harris Bank,
                                              Manager, Worldwide Sales,                           Libertyville, IL
                                              Marketing, Public Relations                         Director, Wells Manufacturing
                                                                                                  Company
                                                                                                  Chairman of the Board, Ball State
                                                                                                  University Foundation
------------------------------------------------------------------------------------------------------------------------------------
Warren K. Greene, 68          Since June      Senior Vice President, TrendLogic                   Trustee, Renaissance Capital
Trustee                       1998            Associates, Inc. (1995 to present)        1         Greenwich Funds
One Fawcett Place
Greenwich, CT 06830
------------------------------------------------------------------------------------------------------------------------------------
Joseph Gyourko, 48            Since June      Martin Bucksbaum Professor of Real                  N/A
Trustee                       1998            Estate & Finance,                         1
15 Forest Lane                                The Wharton School,
Swarthmore, PA  19081                         University of Pennsylvania
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Christian A. Lange, 64        Since           Managing Director, E.I.I. Realty                    Director, EII Voyager U.S. Leaders
Trustee, Chief Investment     November 2003   Securities, Inc., June 1993 to            1         Equity Company, Director &
Officer                                       present; President and Managing                     Chairman of Amadeus Capital Vision
717 Fifth Avenue                              Director, European Investors Inc.,                  PLC, Director GPA Fund Managers
New York, NY 10022                            April 1983 to present.                              Ltd,
------------------------------------------------------------------------------------------------------------------------------------
Richard J. Adler, 57          Since June      Managing Director, E.I.I. Realty                    Director, EII Voyager U.S. Leaders
Trustee, Chairman of the      1998            Securities, Inc., June 1993 to            1         Equity Company
Board of Trustees and Chief                   present; Managing Director, European
Executive Officer                             Investors Incorporated and Vice
717 Fifth Avenue                              President, European Investors
New York, NY 10022                            Corporate Finance Inc.,
                                              April 1983 to present.
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
Daniel P. O'Connor, 49        Since           Managing Director, E.I.I. Realty                    N/A
President                     February 2002   Securities, Inc., July 2001 to            1
717 Fifth Avenue                              present. Vice President and
New York, NY 10022                            Portfolio Manager, J.P. Morgan
                                              Investment Management (1996 to
                                              2001)
------------------------------------------------------------------------------------------------------------------------------------
Lynn P. Marinaccio, 47        Since           Director of Client Services,                        N/A
Secretary                     February 2003   E.I.I. Realty Securities, Inc.,           1
717 Fifth Avenue                              December 1996 to present; Vice
New York, NY 10022                            President, MIMCO (1995 to 1996)
------------------------------------------------------------------------------------------------------------------------------------
Michael J. Meagher, 42        Since May 2003  Vice President and Director of                      N/A
Treasurer                                     Fund Administration and                   1
717 Fifth Avenue                              Compliance, E.I.I. Realty
New York, NY 10022                            Securities, Inc, March 2003 to
                                              present; Vice President, JP Morgan
                                              Investment Management (1993 to
                                              2002)
------------------------------------------------------------------------------------------------------------------------------------

1 Each Trustee and officer shall hold office until his successor shall have been elected and qualified.

INVESTMENT ADVISER & ADMINISTRATOR       OFFICERS & TRUSTEES
----------------------------------       -------------------
E.I.I. Realty Securities, Inc.           Richard J. Adler, CHAIRMAN,
717 Fifth Avenue                         CHIEF EXECUTIVE OFFICER & TRUSTEE
10th Floor                               Daniel P. O'Connor, PRESIDENT
New York, NY 10022                       Lynn P. Marinaccio, SECRETARY
(212) 644-0794                           Michael J. Meagher, TREASURER
                                         Warren K. Greene, INDEPENDENT TRUSTEE
SUB-ADMINISTRATOR                        Joseph Gyourko, INDEPENDENT TRUSTEE
------------------                       Richard W. Hutson, INDEPENDENT TRUSTEE
PFPC Inc.                                Christian A. Lange, TRUSTEE
103 Bellevue Parkway                     Carl W. Schafer, INDEPENDENT TRUSTEE
Wilmington, DE 19809-3710

TRANSFER AGENT
PFPC. Inc.
760 Moore Road
King of Prussia, PA 19406-1212

CUSTODIAN
PFPC Trust Company
8800 Tinicum Boulevard
Philadelphia, PA 19153

LEGAL COUNSEL
Kramer, Levin, Naftalis & Frankel
919 Third Avenue
New York, NY  10022

INDEPENDENT AUDITORS
Ernst & Young LLP
5 Times Square
New York, NY  10036


(LOGO)                            E.I.I. REALTY
[GRAPHIC OMITTED]                SECURITIES FUND

                                  888-323-8912


This report is submitted for the information of shareholders of E.I.I. Realty Securities Fund. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective prospectus. The prospectus includes more complete information regarding the Fund's objective and policies, charges, expenses and other data. Please read the prospectus carefully before you invest or send money.



ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (c) There have been amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's board of directors has determined that Warren Greene is qualified to serve as an audit committee financial expert serving on its audit committee and that he is "independent," as defined by Item 3 of Form N-CSR.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees
----------

     (a) The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $25,000 in 2003 and $23,500 in 2004.

Audit-Related Fees
------------------

     (b) The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $0 in 2003 and $0 in 2004.

         The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2003 and $0 in 2004.

Tax Fees
--------

     (c) The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning ("Tax Services") were $3,000 in 2003 and $3,000 in 2004.

         The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates which required pre-approval by the Audit Committee were $0 in 2003 and $0 in 2004.

All Other Fees
--------------

     (d) The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $0 in 2003 and $0 in 2004.

     (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

             All pre approvals will be done by the Audit Committee on an ad hoc basis.

     (e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                           (b) N/A

                           (c) 100%

                           (d) N/A

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent.

     (g) The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $10,000 in 2003 and $10,800 in 2004.

     (h) The registrant's audit committee of the board of directors HAS considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. SCHEDULE OF INVESTMENTS

Not yet applicable.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 10. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 11. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2)  Certifications  pursuant  to Rule  30a-2(a)  under the 1940 Act and
             Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.


     (b)     Certifications  pursuant  to Rule  30a-2(a)  under the 1940 Act and
             Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)              EII Realty Securities Trust
            --------------------------------------------------------------------

By (Signature and Title)*           /s/ Richard J. Adler
                         -------------------------------------------------------
                                    Richard J. Adler, Chief Executive Officer
                                    (principal executive officer)

Date                      September 9, 2004
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*           /s/ Richard J. Adler
                         -------------------------------------------------------
                                    Richard J. Adler, Chief Executive Officer
                                    (principal executive officer)

Date                      September 9, 2004
    ----------------------------------------------------------------------------


By (Signature and Title)*           /s/ Michael J. Meagher
                         -------------------------------------------------------
                                    Michael J. Meagher, Chief Compliance Officer
                                    (principal financial officer)

Date                      September 9, 2004
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.